Customer Accounts Receivable and Other Current Assets - Reconciliation of Research Tax Credit (Detail) - EUR (€) € in Thousands		12 Months Ended
	Jul. 04, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Trade and other receivables [abstract]
Opening balance sheet receivable		€ 7,228	€ 5,702	€ 4,340
+ Other income		9,217	7,228	5,702
- Payment received		(7,341)	(5,702)	(4,322)
- Adjustment	€ 900	113		(18)
Closing balance sheet receivable		€ 9,217	€ 7,228	€ 5,702